Significant transactions (Details) € in Thousands, $ in Millions		1 Months Ended			2 Months Ended	4 Months Ended	6 Months Ended
	Jun. 15, 2021 USD ($)	May 31, 2021 study	Mar. 31, 2021 USD ($)	Jul. 31, 2018 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) patient	Jun. 30, 2021 EUR (€) patient	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jan. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Royalties agreement, period							6 years	6 years
Prepaid expenses | €									€ 7,246	€ 2,217
Termination of PharmaEngine collaboration agreement, NBTXR3
Disclosure of transactions between related parties [line items]
Contractual commitments, payment			$ 2.5			$ 4.0	$ 6.5	€ 5,400
Contractual commitments, milestone payment upon receipt of clinical study reports			1.0
Contractual commitments, milestone payment upon second regulatory approval			$ 5.0
Royalties agreement, period			10 years
LianBio, NBTXR3
Disclosure of transactions between related parties [line items]
Number of global registrational studies supported | study		5
Collaboration agreement, upfront payment received	$ 20.0				$ 20.0
MD Anderson Cancer Center, NBTXR3
Disclosure of transactions between related parties [line items]
Number of patients in clinical trial | patient							340	340
Contractual commitments, payment											$ 11.0
Prepaid expenses | €									€ 1,300	€ 1,600
EIB loan
Disclosure of transactions between related parties [line items]
Royalties agreement, period				6 years
Maximum | LianBio, NBTXR3
Disclosure of transactions between related parties [line items]
Collaboration agreement, potential development and commercial milestones payments					$ 220.0	$ 220.0	$ 220.0
Maximum | EIB loan
Disclosure of transactions between related parties [line items]
Notional amount | €				€ 40,000